                         VIEWS FROM CAMELBACK MOUNTAIN
                          "Now We Can Be Optimistic"



          For the past three years many people have anticipated and looked for a 10% market correction. Since the start of 1997 some people have demanded it. From the peak until Friday's close the Dow Jones Industrial Average declined 9.8%. Let's declare that it was 10% and we finished our correction so that we can go back to constructive attitudes and watch the earnings reports with joy.

As I have noted in the past, I think that Mr. Greenspan is one of the best Federal Reserve Chairmen. He cautioned us awhile back that the market might be getting exuberant and speculative and since his words of caution the market has only gone up modestly (even after the 10% decline). We went through a similar phase last July, but fortunately people changed their minds and decided that a good economy was good for stocks, not bad. We might even get higher interest rates and I think the market has largely discounted that, but for the last forty-five years interest rates have basically gone up causing bonds to decline. Despite that the stock market has been just great for the last forty-five years. Let's look at this year. The bond market is down a fair bit, while stocks are up a bit and yet I continually see many people claiming that the bond market and the stock market are coupled. The facts do not seem to bear this out. I am more content to look at the business environment, the economic outlook, and higher earnings, which are all factual, rather than to bet they will be sick in the future because interest rates might go up 25 or 50 basis points.

The world economies have had a slow period for the last year, but I expect this to be changing which will provide additional strength to our economy. We will have another recession some day, but hopefully it will be as far away as this correction has been since people first got fearful of it. We must also remember that in the last fifteen years we have had only one year of recession, so it may be a number of years before we get our next one.

The next thing some people will worry about is the strength of the dollar.
About half the countries in the world peg their currency to the dollar. The J.P. Morgan Trade Weighted Index for the other half is up about 7% this year. However, it was up about 6% last year, and yet we had a great economy and a great stock market. Many companies do a fair amount of their business globally, but they also produce the products globally. A number of companies sell their products in dollars, not foreign currencies, and most companies hedge part of their foreign currency transactions. American companies have learned how to reduce the impact of currency changes; thus, I would not be overly concerned with the dollar's strength affecting earnings and stocks. The conventional wisdom has always been that the American public and the small investors are always wrong. Again, this is a myth that does not seem to be true. If I had a fear, it would be about some of the gunslinger money managers who are young and have never lived through difficult markets. I think the public will not be our problem since the media has done a great job of teaching us about long-term investment results. I am hopeful that the momentum investors have already been at least partially discredited. We continue to believe that stocks are reasonably priced and the best place to invest money for the long term.

                                        Warmest regards,


                                        L. Roy Papp
                                        April 14, 1997

                       THE L. ROY PAPP STOCK FUND, INC.
                      SCHEDULE OF PORTFOLIO INVESTMENTS
                                MARCH 31, 1997
                                  (Unaudited)

                                                                    Number      Market
                          Common Stocks                            of Shares     Value
-----------------------------------------------------------------  ---------  -----------

Computers and Software (12.9%)
 Hewlett-Packard Company
  (Manufacturer of printers, computers and medical
   electronic equipment)                                             24,000   $ 1,278,000
 Intel Corporation
  (Manufacturer of microprocessors, microcontrollers,
   and memory chips)                                                 20,000     2,782,500
 Microsoft Corporation*
  (Personal computer software)                                       32,000     2,934,000
                                                                              -----------
                                                                                6,994,500
                                                                              -----------
Distributors (12.9%)
 Arrow Electronics, Inc.*
  (Distributor of electronic components and computer products)       13,700       772,338
   Marshall Industries, Inc.*
  (Distributor of industrial electronic components)                 109,000     3,433,500
 Sigma-Aldrich Corp.
  (Develops, manufactures, and distributes specialty chemicals)      39,000     1,204,125
 W.W. Grainger
  (Distributor and manufacturer of electric equipment)               21,200     1,568,800
                                                                              -----------
                                                                                6,978,763
                                                                              -----------
Financial Services (10.8%)
 Northern Trust Corporation
  (Bank specializing in trust services)                              36,000     1,350,000
 State Street Boston Corporation
  (Provider of securities custodial services)                        54,600     3,787,875
 T. Rowe Price Associates, Inc.
  (Provides investment advisory and administrative
     services to their family of no-load mutual funds)               19,000       705,375
                                                                              -----------
                                                                                5,843,250
                                                                              -----------
Consumer Services (10.4%)
 G&K Services Inc., Class A
  (Uniform rental service)                                           61,000     1,830,000
 Service Corporation International
  (Funeral service; cemetery owner/operator)                        127,000     3,778,250
                                                                              -----------
                                                                                5,608,250
                                                                              -----------
Industrial Services (9.2%)
 Interpublic Group of Companies, Inc.
  (Worldwide advertising agencies)                                   60,000     3,165,000
 Manpower, Inc.
  (Provider of nongovernment employment services)                    51,100     1,839,600
                                                                              -----------
                                                                                5,004,600
                                                                              -----------
Ethical Drugs (9.1%)
 American Home Products Corporation
  (Ethical and proprietary drugs)                                    15,000       900,000
 Merck & Company
  (Ethical drugs and specialty chemicals)                            47,500     4,001,875
                                                                              -----------
                                                                                4,901,875
                                                                              -----------

*Non-income producing security.

                       THE L. ROY PAPP STOCK FUND, INC.
                      SCHEDULE OF PORTFOLIO INVESTMENTS
                                MARCH 31, 1997
                                  (Unaudited)

                                                                    Number       Market
                     Common Stocks (continued)                     of Shares     Value
-----------------------------------------------------------------  ---------  -----------

Retail Stores (6.3%)
 Albertson's Inc.
  (Regional retail grocery chain)                                    51,800   $ 1,761,200
 Walgreen Company
  (Retail drug store chain)                                          40,000     1,675,000
                                                                              -----------
                                                                                3,436,200
                                                                              -----------
Electrical Equipment (5.8%)
 General Electric Co.
  (Diversified industrial company)                                   15,600     1,548,300
 Emerson Electric Company
  (Manufacturer of electrical and electronic products and systems)   35,000     1,575,000
                                                                              -----------
                                                                                3,123,300
                                                                              -----------
Telecommunications (5.1%)
 Motorola, Inc.
  (Manufacturer of electronic equipment)                             46,000     2,777,250
                                                                              -----------

Consumer Products (5.1%)
 Clorox Company
  (Manufacturer of bleach and other consumer products)               14,600     1,637,025
 Procter & Gamble Company
  (Household, personal care, and food products)                       9,700     1,115,500
                                                                              -----------
                                                                                2,752,525
                                                                              -----------
Restaurants (3.4%)
 McDonald's Corporation
  (Fast food restaurants and franchising)                            39,000     1,842,750
                                                                              -----------

Miscellaneous (8.5%)
 Intermagnetics General*
  (Manufacturer of superconductive magnetic systems
   and environmentally acceptable refrigerant)                       22,950       212,287
 Mattel, Inc.
  (Toy manufacturer)                                                 83,750     2,010,000
 Millipore Corporation
  (Leading supplier of purification products)                        25,700     1,089,038
 VeriFone, Inc.*
  (Supplier of transaction automation systems)                       39,000     1,277,250
                                                                              -----------
                                                                                4,588,575
                                                                              -----------

Total Common Stocks - 99.5%                                                    53,851,838

Cash and Other Assets, Less Liabilities - .5%                                     285,851
                                                                              -----------

Net Assets - 100%                                                             $54,137,689
                                                                              ===========

Net Asset Value Per Share
 (Based on 2,336,243 shares outstanding at March 31, 1997)                         $23.17
                                                                                   ======

*Non-income producing security.